Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Supplemental Balance Sheet and Other Information
Supplemental balance sheet and other information related to operating leases as of December 31, 2021 and 2020 are as follows:

(in thousands, except lease term and discount rate)	Location in balance sheet	2021	2020
Operating lease right-of-use assets	Other long-term assets	$100,894	$102,522
Current operating lease liabilities	Accrued and other current liabilities	$22,048	$23,450
Long-term operating lease liabilities	Other long-term liabilities	$76,534	$85,585

Weighted average remaining lease term		7.80 years	7.04 years
Weighted average discount rate		1.90%	1.89%

Supplemental Cash Flow Information Related to Leases
Supplemental cash flow information related to operating leases for the years ended December 31, 2021 and 2020 are as follows:

(in thousands)	2021	2020
Cash paid for operating leases included in operating cash flows	$27,429	$24,193
Operating lease right-of-use assets obtained in exchange for lease obligations	$26,784	$58,992

Maturities of Lease Liabilities
Future maturities of operating lease liabilities as of December 31, 2021 are as follows:

Years ending December 31, (in thousands)
2022	$23,641
2023	19,441
2024	13,930
2025	9,270
2026	7,031
Thereafter	32,054
Total lease payments	105,367
Less: imputed interest	(6,785)
Total	$98,582